Schedule H, line 4i-Schedule of Assets (Held at End of Year) (Details) - Employees' 401(k) Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
Entity tax identification number	38-3042953
Plan number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Participant loans receivable	$ 308,976
Total investments	$ 47,818,110
Minimum
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
Interest rates on Participant loans receivable	4.25%
Maximum
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
Interest rates on Participant loans receivable	9.50%
Investment, Identifier [Axis]: Allspring Special Mid Cap Value A Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:AllspringSpecialMidCapValueaFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,108,563
Investment, Identifier [Axis]: American Funds New Work R2 Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:AmericanFundsNewWorkR2FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 724,874
Investment, Identifier [Axis]: Cohen & Steers Realty Shares Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:CohenAndSteersRealtySharesFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 27,587
Investment, Identifier [Axis]: Fidelity 500 Index Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:Fidelity500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,889,373
Investment, Identifier [Axis]: Fidelity Advisor Small Cap Value I Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:FidelityAdvisorSmallCapValueIFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 993,276
Investment, Identifier [Axis]: Fidelity Advisor Total Bond I Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:FidelityAdvisorTotalBondIFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,888,532
Investment, Identifier [Axis]: Fidelity International Index Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:FidelityInternationalIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,427,185
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:FidelityMidCapIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,474,848
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:FidelitySmallCapIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,148,629
Investment, Identifier [Axis]: Fidelity US Bond Index Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:FidelityUsBondIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,129,017
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6 Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:JpMorganLargeCapGrowthR6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,423,288
Investment, Identifier [Axis]: MFS International Diversification R3 Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:MfsInternationalDiversificationR3FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,533,780
Investment, Identifier [Axis]: Principal Fixed Income Guaranteed Option, Investment Contract
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:PrincipalFixedIncomeGuaranteedOptionMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	sga:EmployeeBenefitPlanGuaranteedIncomeFundMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 11,424,075
Investment, Identifier [Axis]: Putnam Small Cap Growth A Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:PutnamSmallCapGrowthaFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 821,958
Investment, Identifier [Axis]: Saga Communications, Inc, Common Stock
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:SagaCommunicationsIncMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,957,750
Investment, Identifier [Axis]: T. Rowe Price Diversified Mid-Cap Growth Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:TRowePriceDiversifiedMidCapGrowthFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,054,709
Investment, Identifier [Axis]: Thornburg Strategic Income T6 Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:ThornburgStrategicIncomeT6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,087,345
Investment, Identifier [Axis]: Vanguard Equity Income Admiral Fund, Mutual Fund
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	sga:VanguardEquityIncomeAdmiralFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,394,345